Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance For Credit Losses
Balance at December 31, 2016	$1,311,983
Provision for additional losses	51,799
Balance at June 30, 2017	$1,363,782

	2016	2015
Balance at beginning of year	$1,204,833	$1,177,231
Provision for losses on mortgage loans receivable	155,056	188,634
Reclassified to real estate held for sale	(29,806)	—
Charge-offs	(18,100)	(161,032)
Balance at end of year	$1,311,983	$1,204,833